Note 12 - Leases - Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Statement Line Items [Line Items]
Minimum lease payments	$ 239
Not later than one year [member]
Statement Line Items [Line Items]
Minimum lease payments	61
Later than one year and not later than two years [member]
Statement Line Items [Line Items]
Minimum lease payments	46
Later than two years and not later than three years [member]
Statement Line Items [Line Items]
Minimum lease payments	46
Later than three years and not later than four years [member]
Statement Line Items [Line Items]
Minimum lease payments	46
Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Minimum lease payments	40
Later than five years [member]
Statement Line Items [Line Items]
Minimum lease payments